As filed with the Securities and Exchange Commission on December 8, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22880

Steben Alternative Investment Funds

(Exact name of registrant as specified in charter)

9711 Washingtonian Blvd.

Suite 400

Gaithersburg, Maryland 20878

(Address of principal executive offices) (Zip code)

Francine J. Rosenberger, Esq.

c/o Steben & Company, Inc.

9711 Washingtonian Blvd.

Suite 400

Gaithersburg, Maryland 20878

(Name and address of agent for service)

(240) 631-7600

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2015

Item 1. Reports to Stockholders.

Steben Managed Futures Strategy Fund

(a series of Steben Alternative Investment Funds)

Semi-Annual Report

September 30, 2015

Table of Contents

Steben Managed Futures Strategy Fund

(a series of Steben Alternative Investment Funds)

Steben Managed Futures Strategy Fund
Performance Review
As of September 30, 2015 (Unaudited)

		Total Returns Six Months Ended	Average Annual Total Returns Since Inception
	Inception Date	September 30, 2015	through September 30, 2015
Class A (without maximum load)	4/1/2014	-9.63%	3.95%
Class A (with maximum load)	4/1/2014	-14.86%	-0.07%
Class C (without sales charge)	4/1/2014	-9.96%	3.22%
Class C (with sales charge)	4/1/2014	-10.96%	3.22%
Class I	4/1/2014	-9.53%	4.14%
Class N	4/1/2014	-9.63%	3.95%
Barclay Systematic Traders Index	4/1/2014	-4.97%	6.33%
BofA Merrill Lynch US 3-Month Treasury Bill Index	4/1/2014	0.02%	0.03%

Performance data shown reflects the Class A maximum sales charge of 5.75% and reflects the Class C Contingent Deferred Sales Charge ("CDSC") of 1.00%. Performance of the Class A without load does not reflect the deduction of the sales load or fee. If reflected, the load or fee would reduce the performance quoted.

Class I and Class N imposes a 1.00% redemption fee on shares held for less than 30 days. Performance does not reflect the redemption fee. If it had, the return would be reduced.

Barclay Systematic Traders Index: An equal weighted composite of managed futures programs whose approach is at least 95% systematic. In 2015 there were 457 systematic programs included in the index. The performance of the index is net of management and incentive fees from the individual trading managers. Inception: 1/1987. Performance Source: BarclayHedge. Managed futures investments are subject to risks, including illiquidity, lack of a secondary market, and the volatility of the underlying commodities or futures markets traded by a particular program.

BofA Merrill Lynch US 3-Month Treasury Bill Index: Comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. While the index will often hold the Treasury Bill issued at the most recent 3-month auction, it is also possible for a seasoned 6-month Bill to be selected. Inception: 1/1978. Performance Source: Merrill Lynch & Co, Inc. Treasury bills are subject to risks, including: interest rate risk, call risk, credit risk and reinvestment risk. Treasury bills rated below investment grade may have speculative characteristics and present additional risks.

Generally, indices are unmanaged and are not available for direct investment. One cannot invest directly in an index.

1

Steben Managed Futures Strategy Fund
Composition of Consolidated
Schedule of Investments
As of September 30, 2015 (Unaudited)

Composition of Consolidated Schedule of Investments
(as a % of total investments) (Unaudited) September 30, 2015

2

Steben Managed Futures Strategy Fund
Consolidated Schedule of Investments
September 30, 2015 (Unaudited)

	Maturity Date	Coupon Rate/Yield	Principal Amount/ Shares	Value
CORPORATE BONDS: 56.92%

Finance and Insurance: 34.25%
American Express Credit Corporation (a)	06/05/2017	0.602%	$1,000,000	$994,445
American International Group, Inc.	10/18/2016	5.600%	1,550,000	1,618,775
Bank of America Corporation (a)	03/22/2016	1.139%	1,500,000	1,502,701
Bank of America, National Association (a)	06/15/2016	0.617%	1,250,000	1,246,489
Capital One Bank, (USA), National Association (a)	02/13/2017	0.814%	1,500,000	1,491,810
Caterpillar Financial Services Corporation (a)	03/03/2017	0.564%	1,000,000	998,460
Credit Suisse AG (a)(c)	04/27/2018	0.975%	1,050,000	1,045,207
Daimler Finance North America LLC (Acquired 08/12/2014 and 12/22/2014, Cost $508,135 and $506,985, respectively) (b)	09/15/2016	2.625%	1,000,000	1,011,275
Daimler Finance North America LLC (Acquired 02/23/2015, Cost $1,000,000) (a)(b)	03/02/2018	0.749%	1,000,000	987,817
Ford Motor Credit Company LLC (a)	01/09/2018	1.223%	850,000	842,277
General Electric Capital Corporation (a)	07/12/2016	0.936%	1,000,000	1,004,058
The Goldman Sachs Group, Inc.	02/07/2016	3.625%	1,350,000	1,362,928
The Goldman Sachs Group, Inc. (a)	12/15/2017	1.137%	400,000	400,540
ING Bank N.V. (Acquired 08/10/2015, Cost $1,000,000) (a)(b)(c)	08/17/2018	1.101%	1,000,000	1,001,392
KeyBank National Association (a)	11/25/2016	0.819%	450,000	450,098
Metropolitan Life Global Funding I (Acquired 04/08/2014, Cost $1,001,520) (a)(b)	04/10/2017	0.663%	1,000,000	999,836
Metropolitan Life Global Funding I (Acquired 12/19/2014, Cost $308,311) (b)	04/10/2017	1.300%	309,000	309,722
Morgan Stanley	01/09/2017	5.450%	1,000,000	1,050,340
MUFG Americas Holdings Corporation (a)	02/09/2018	0.881%	1,500,000	1,501,629
National Australia Bank Limited (Acquired 07/16/2015, Cost $1,500,000) (a)(b)(c)	07/23/2018	0.934%	1,500,000	1,499,973
The Toronto-Dominion Bank (a)(c)	07/23/2018	0.834%	1,500,000	1,498,315
UBS AG (a)(c)	06/01/2017	0.884%	1,000,000	999,273
UnitedHealth Group, Inc. (a)	01/17/2017	0.744%	2,000,000	1,999,964
Wells Fargo Bank, National Association (a)	05/16/2016	0.531%	2,000,000	1,997,886
				27,815,210
Information: 5.13%
AT&T Inc.	08/15/2016	2.400%	1,500,000	1,516,755
Oracle Corporation (a)	07/07/2017	0.484%	900,000	899,364

The accompanying notes are an integral part of these consolidated financial statements.

3

Steben Managed Futures Strategy Fund
Consolidated Schedule of Investments
September 30, 2015 (Unaudited)

	Maturity Date	Coupon Rate/Yield	Principal Amount/ Shares	Value
Verizon Communications Inc. (a)	09/15/2016	1.867%	$750,000	$757,120
Verizon Communications Inc. (a)	06/09/2017	0.733%	1,000,000	996,002
				4,169,241
Manufacturing: 5.65%
AbbVie Inc.	05/14/2018	1.800%	2,000,000	1,994,448
Becton, Dickinson and Company (a)	06/15/2016	0.787%	375,000	374,931
Gilead Sciences, Inc.	12/01/2016	3.050%	750,000	767,816
Rockwell Collins, Inc. (a)	12/15/2016	0.687%	1,000,000	998,289
Zimmer Biomet Holdings, Inc.	04/01/2018	2.000%	450,000	450,561
				4,586,045
Mining, Quarrying, and Oil and Gas Extraction: 0.95%
Pioneer Natural Resources Company	07/15/2016	5.875%	750,000	775,729

Pharmaceuticals: 0.61%
EMD Finance LLC (Acquired 03/16/2015, Cost $500,000) (a)(b)	03/17/2017	0.684%	500,000	497,858

Professional, Scientific, and Technical Services: 0.82%
Volkswagen Group of America Finance, LLC (Acquired 05/16/2014, Cost $500,683) (a)(b)	05/23/2017	0.699%	500,000	476,947
Volkswagen Group of America Finance, LLC (Acquired 11/12/2014, Cost $200,000) (a)(b)	11/20/2017	0.773%	200,000	185,736
				662,683
Retail Trade: 0.93%
BP Capital Markets PLC (c)	03/11/2016	3.200%	750,000	758,800

Transportation and Warehousing: 2.47%
Kansas City Southern de Mexico, S.A. de C.V. (a)(c)	10/28/2016	0.994%	500,000	497,285
Spectra Energy Partners, LP	06/15/2016	2.950%	500,000	506,370
TransCanada PipeLines Limited (c)	01/15/2016	0.750%	1,000,000	999,242
				2,002,897
Utilities: 4.11%
The Dayton Power and Light Company	09/15/2016	1.875%	500,000	500,315
Duke Energy Corporation (a)	04/03/2017	0.664%	1,500,000	1,495,775
Georgia Power Company (a)	08/15/2016	0.721%	1,000,000	998,007

The accompanying notes are an integral part of these consolidated financial statements.

4

Steben Managed Futures Strategy Fund
Consolidated Schedule of Investments
September 30, 2015 (Unaudited)

	Maturity Date	Coupon Rate/Yield	Principal Amount/ Shares	Value
Kinder Morgan, Inc.	12/01/2017	2.000%	$350,000	$347,464
				3,341,561
Wholesale Trade: 2.00%
Actavis Funding SCS (a)(c)	09/01/2016	1.199%	750,000	748,857
Actavis Funding SCS (a)(c)	03/12/2018	1.416%	875,000	871,762
				1,620,619
TOTAL CORPORATE BONDS (Cost $46,354,645)				46,230,643

U.S. GOVERNMENT NOTE/BOND: 1.42%
United States Treasury Note/Bond	05/15/2016	0.250%	1,150,000	1,150,075
TOTAL U.S. GOVERNMENT NOTE/BOND (Cost $1,149,667)				1,150,075

SHORT-TERM INVESTMENTS: 21.18%
COMMERCIAL PAPER: 15.80%
Bacardi Corporation	10/07/2015	0.096%	400,000	399,970
The Bank of Tokyo-Mitsubishi UFJ, Ltd.	11/03/2015	0.168%	500,000	499,885
Brown-Forman Corporation	10/09/2015	0.080%	400,000	399,980
Caterpillar Financial Services Corporation	11/23/2015	0.148%	500,000	499,875
Catholic Health Initiatives - Series A	10/26/2015	0.135%	530,000	529,879
DBS Bank Ltd.	12/03/2015	0.220%	300,000	299,897
Dominion Resources, Inc.	10/06/2015	0.055%	500,000	499,969
Duke Energy Corporation	10/06/2015	0.047%	500,000	499,972
EMC Corporation *	10/01/2015	0.000%	500,000	500,000
Emerson Electric Co.	11/06/2015	0.155%	500,000	499,890
Enterprise Products Operating, LLC	10/08/2015	0.122%	500,000	499,954
Engie	11/30/2015	0.249%	500,000	499,813
ING (U.S.) Funding LLC	12/02/2015	0.168%	300,000	299,862
Intercontinental Exchange, Inc.	10/16/2015	0.097%	500,000	499,958
John Deere Financial Limited	10/20/2015	0.088%	400,000	399,960
Kfw - Kreditanstalt Fur Wiederaufbau A.D.O.R.	10/23/2015	0.077%	400,000	399,946
Mizuho Bank, Ltd.	11/25/2015	0.191%	400,000	399,804
Nissan Motor Acceptance Corporation	10/28/2015	0.333%	400,000	399,889
Nordea Bank AB	10/22/2015	0.144%	400,000	399,944
Oglethorpe Power Corporation (An Electric Membership Corporation)	10/09/2015	0.052%	300,000	299,987
Prudential Public Limited Company	11/09/2015	0.154%	500,000	499,897

The accompanying notes are an integral part of these consolidated financial statements.

5

Steben Managed Futures Strategy Fund
Consolidated Schedule of Investments
September 30, 2015 (Unaudited)

	Maturity Date	Coupon Rate/Yield	Principal Amount/ Shares	Value
Questar Corporation	10/16/2015	0.075%	$400,000	$399,977
Sempra Energy Global Enterprises	10/13/2015	0.176%	500,000	499,922
Southern Company Funding Corporation	10/09/2015	0.121%	500,000	499,951

Sumitomo Mitsui Banking Corporation	10/14/2015	0.039%	400,000	399,961
Sysco Corporation *	10/01/2015	0.000%	500,000	500,000
Telstra Corporation Limited	10/19/2015	0.051%	500,000	499,938
Total Capital Canada Ltd.	11/04/2015	0.086%	400,000	399,924
United Technologies Corporation	11/20/2015	0.162%	400,000	399,861
TOTAL COMMERCIAL PAPER (Cost $12,827,730)				12,827,865

MONEY MARKET FUND: 0.87%
Fidelity Institutional Money Market Portfolio - Class I, 0.01% (d)(e)			706,270	706,270
TOTAL MONEY MARKET FUND (Cost $706,270)				706,270

U.S. GOVERNMENT NOTES/BONDS: 4.51%
United States Treasury Note/Bond	11/15/2015	0.375%	$740,000	740,188
United States Treasury Note/Bond	01/31/2016	2.000%	1,415,000	1,423,954
United States Treasury Note/Bond	02/15/2016	0.375%	1,500,000	1,501,543
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $3,664,444)				3,665,685
TOTAL SHORT-TERM INVESTMENTS (Cost $17,198,444)				17,199,820

TOTAL INVESTMENTS (Cost $64,702,756): 79.52%				64,580,538
Other Assets in Excess of Liabilities, 20.48% (f)				16,633,534
TOTAL NET ASSETS, 100.00%				$81,214,072

(a)	Variable rate security. The rate reported is the rate in effect as of September 30, 2015.
(b)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid based on procedures approved by the Board of Trustees. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2015, the market value of these securities total $6,970,556 which represents 8.58% of total net assets.
(c)	Foreign issued security.
(d)	The rate quoted is the annualized seven-day effective yield as of September 30, 2015.
(e)	All or a portion of this security is held by the Steben Managed Futures Cayman Fund Ltd. See Note 1.
(f)	Includes assets pledged as collateral for swap contracts. See Note 2.

*Non-income producing security.

The accompanying notes are an integral part of these consolidated financial statements.

6

Steben Managed Futures Strategy Fund
Consolidated Schedule of Swap Contracts
September 30, 2015 (Unaudited)

LONG TOTAL RETURN SWAP CONTRACTS

This investment is a holding of Steben Managed Futures Cayman Fund Ltd. ("SMFCF"). See Note 1.

Termination Date	Reference Index	Notional	Unrealized Appreciation (Depreciation)*	Counterparty
4/1/2019	SMFCF^	$101,552,692	$4,367,770	Deutsche Bank AG

^	Comprised of a proprietary basket of Commodity Trading Advisor's ("CTA") Programs investing in various futures, forwards, and currency derivative contracts and other similar investments. See Notes 2 and 3.
*	Unrealized appreciation is a receivable on the Fund's consolidated statement of assets and liabilities.

The accompanying notes are an integral part of these consolidated financial statements.

7

Steben Managed Futures Strategy Fund
Consolidated Statement of Assets and Liabilities
September 30, 2015 (Unaudited)

ASSETS
Investments, at fair value (cost $64,702,756)	$64,580,538
Cash	7,201
Income receivable	154,023
Receivable for capital shares sold	65,743
Unrealized gain on swap contracts (Note 1)	4,367,770
Deposits with broker for swap contracts (Note 2)	12,796,500
Total Assets	81,971,775

LIABILITIES
Payable for distribution fees	2,226
Payable to Adviser	115,196
Advance payment on swap contracts	597,497
Payable for capital shares redeemed	42,784
Total Liabilities	757,703

NET ASSETS	$81,214,072

Net assets consist of:
Paid in capital	$78,964,238
Accumulated net investment loss	(1,385,204)
Accumulated net realized loss on investments and swap contracts	(610,514)
Net unrealized appreciation (depreciation) on:
Investments	(122,218)
Swap contracts	4,367,770
NET ASSETS	$81,214,072

The accompanying notes are an integral part of these consolidated financial statements.

8

Steben Managed Futures Strategy Fund
Consolidated Statement of Assets and Liabilities
September 30, 2015 (Unaudited)

Net Assets
Class A	$2,266,678
Class C	838,015
Class I	72,784,010
Class N	5,325,369
Shares Issued and Outstanding (unlimited shares authorized, no par value)
Class A	213,867
Class C	79,912
Class I	6,848,888
Class N	502,519
Net Asset Value, redemption and offering price per share
Class A(1)	$10.60
Maximum Offering Price Per Share(2)	11.25
Class C(3)	10.49
Class I(4)	10.63
Class N(4)	10.60

(1)	A contingent deferred sales charge (CDSC) of 1.00% may be imposed on share purchases of $1 million or more that are redeemed within 6 months of purchase and 0.75% on shares redeemed between 6 and 18 months of purchase.
(2)	Reflects a maximum sales charge of 5.75%.
(3)	A CDSC of 1.00% may be imposed on share purchases that are redeemed within 12 months of purchase.
(4)	A redemption fee of 1.00% is assessed against shares redeemed within 30 days of purchase.

The accompanying notes are an integral part of these consolidated financial statements.

9

Steben Managed Futures Strategy Fund
Consolidated Statement of Operations
For the Six Months Ended September 30, 2015 (Unaudited)

INVESTMENT INCOME
Interest income (Net of withholding tax interest of $272)	$219,344

EXPENSES
Management fees (Note 5)	518,712
Distribution fees - Class A (Note 5)	2,993
Distribution fees - Class C (Note 5)	3,580
Distribution fees - Class N (Note 5)	6,062
Operating services fee (Note 5)	207,485
TOTAL EXPENSES	738,832
NET INVESTMENT LOSS	(519,488)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND SWAP CONTRACTS
Net realized loss on:
Investments	(16,801)
Swap Contracts	(597,498)
Net change in unrealized appreciation/depreciation on:
Investments	(114,853)
Swap Contracts	(7,117,236)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND SWAP CONTRACTS	(7,846,388)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(8,365,876)

The accompanying notes are an integral part of these consolidated financial statements.

10

Steben Managed Futures Strategy Fund
Consolidated Statements of Changes in Net Assets

	Six Months Ended September 30, 2015 (Unaudited)	April 1, 2014 (commencement of operations) through March 31, 2015
FROM OPERATIONS
Net investment loss	$(519,488)	$(865,716)
Realized gain (loss) on:
Investments	(16,801)	3,785
Swap Contracts	(597,498)	-
Change in unrealized appreciation/depreciation on:
Investments	(114,853)	(7,365)
Swap Contracts	(7,117,236)	11,485,006
Net Increase (Decrease) in Net Assets from Operations	(8,365,876)	10,615,710

FROM CAPITAL TRANSACTIONS
Proceeds from sales of shares	14,871,458	74,256,830
Payments for shares redeemed	(9,550,325)	(713,746)
Redemption fees	21	-
Net Increase in Net Assets from Capital Transactions	5,321,154	73,543,084

Total Increase (Decrease) in Net Assets	(3,044,722)	84,158,794

NET ASSETS
Beginning of period	84,258,794	100,000
End of period	$81,214,072	$84,258,794

Accumulated Net Investment Loss	$(1,385,204)	$(865,716)

The accompanying notes are an integral part of these consolidated financial statements.

11

Steben Managed Futures Strategy Fund
Notes to Consolidated Financial Highlights
September 30, 2015 (Unaudited)

1.	Organization

The Steben Managed Futures Strategy Fund (the “Fund”) is a separate operating series of Steben Alternative Investment Funds (the “Trust”), a Delaware statutory trust since February 14, 2013, that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified open-end management investment company. The Fund’s investment objective is to achieve positive long term absolute returns with low correlation to broad equity and fixed income market returns. The Fund seeks to achieve its investment objective by pursuing a managed futures strategy which intends to capture absolute returns in the commodity and financial futures markets (equity, interest rate and currency) by investing in securities of limited partnerships, corporations, limited liability companies and other types of pooled investment vehicles (collectively, “Investment Pools”), swaps that have returns linked to the returns of Investment Pools managed by advisors who employ a variety of managed futures trading strategies (“Trading Advisors”) using managed futures programs (“Swaps”), and futures contracts (such as currency futures, futures on broad-based security indices and futures on commodities), foreign currency transactions (such as U.S. and foreign spot currencies and currency forward contracts), and options on futures and swaps (“Derivative Instruments”).

The Fund may invest in Derivative Instruments and Investment Pools directly or it may invest up to 25% of its total assets (measured at the time of purchase) in a wholly owned and controlled subsidiary, Steben Managed Futures Cayman Fund Ltd. (“SMFCF”), formed under the laws of the Cayman Islands, to pursue its managed futures strategy through investments in one or more Swap and Derivative Instruments. SMFCF is advised by Steben & Company, Inc. (the “Investment Manager”) and has the same investment objective as the Fund. The consolidated financial statements of the Fund include the investment activity and financial statements of SMFCF. The only investment held by SMFCF as of September 30, 2015 is a swap contract, for which the notional value was $101,552,692. At September 30, 2015, the SMFCF reported an unrealized gain on the swap contract of $4,367,770. In addition, SMFCF holds cash and cash equivalents in the amount of $25,020 as collateral on the swap contract. See Note 2.

The managed futures strategies in which the Fund typically seeks exposure includes the following investment styles: (1) trend following, (2) short-term systematic and discretionary trading, and (3) counter-trend or mean reversion strategies. The Investment Manager expects the managed futures programs employed by the Trading Advisors to have a wide variety of different trading styles across a broad range of financial markets and asset classes. Managed futures strategies typically invest either long or short in one or a combination of Derivative Instruments for both speculative and hedging purposes, each of which may be tied to (a) agricultural products, (b) currencies, (c) equity (stock market) indices, (d) energy, (e) fixed income and interest rates, (f) metals or (g) other commodities.

The Fund invests generally between 60% to 80% of its assets directly in fixed income investments to generate returns and interest income, diversifying the returns of the Fund’s investments in managed futures. The Investment Manager allocates these assets to Principal Global Investors, LLC (the “Sub-Adviser”), who invests primarily in investment grade securities, which the Fund defines as those that have a rating, at the time purchased, by Moody's Investors Service, Inc. of Baa3/P-3 or higher; by Standard & Poor's Ratings Group of BBB-/A-3 or higher; or by Fitch Ratings of BBB-/F3 or higher; or, if unrated, determined by the Investment Manager or the Sub-Adviser to be of comparable quality. However, the fixed income portion of the Fund's portfolio is invested without restriction as to issuer country, type of entity, capitalization or the maturity of individual securities. The Fund does not maintain any particular average maturity of its fixed income investments.

12

Steben Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
September 30, 2015 (Unaudited)

The Fund currently offers Class A, Class C, Class I and Class N shares of beneficial interest, with no par value per share. Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) Class A shares have a maximum front-end sales load of 5.75% and a maximum deferred sales charge of 1.00%, Class C shares have a maximum deferred sales charge of 1.00%, and Class I and Class N shares have a redemption fee of 1.00% if sold within 30 days, (ii) Class A and Class N shares have a 12b-1 fee of 0.25% and Class C shares have a 12b-1 fee of 1.00%; (iii) Class A, Class C and Class N shares require a minimum initial investment of $2,500 with a minimum subsequent investment of $100 and Class I shares require a minimum initial investment of $1,000,000 with a minimum subsequent investment of $25,000; (iv) certain other class-specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees paid by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees’ fees or expenses paid as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares and (v) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees (the “Board” and each member a “Trustee”) may classify and reclassify the shares of the Fund into additional classes of shares at a future date. All classes of the Fund commenced operations on April 1, 2014.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges, except as to class-specific rights and privileges described above.

2.	Summary of Significant Accounting Policies and Practices

a.     Basis of Accounting | The accounting and reporting policies of the Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The Fund is an investment company and follows accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

b.     Valuation |

Share Valuation. The price of Fund shares is based on the Net Asset Value (“NAV”) per share of each class of the Fund. The Fund determines the NAV of its shares on each day the New York Stock Exchange (“NYSE”) is open for business, as of the close of the regular trading session (typically 4:00 p.m. ET), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the published closing price of securities traded on that exchange after the NAV is calculated, the Fund is not required to recalculate its NAV.

Investment Valuation. The Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments and registered investment companies where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

13

Steben Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
September 30, 2015 (Unaudited)

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Fund values portfolio securities for which market quotations are readily available at market value; however, the Fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the Fund’s determination of the NAV. A market quotation may be considered unreliable or unavailable for various reasons, such as (1) the quotation may be stale, (2) the quotation may be unreliable because the security is not actively traded, (3) trading on the security halted before the close of the trading market, (4) the security is newly issued, (5) issuer specific events occurred after the security halted trading, or (6) due to the passage of time between the close of the market on which the security trades and the close of the NYSE. Issuer specific events that may cause the last market quotation to be unreliable include (1) a merger or insolvency, (2) events which affect a geographical area or an industry segment, such as political events or natural disasters, or (3) market events, such as a significant movement in the U.S. markets.

Both the latest transaction prices and adjustments are furnished by independent pricing services, subject to supervision by the Board. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using Pricing and Valuation Procedures (the “Pricing and Valuation Procedures”) approved by the Board. The Fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV.

Pursuant to the Pricing and Valuation Procedures, the Board has delegated the day-to-day responsibility for applying and administering these procedures to a valuation committee comprised of employees of the Investment Manager (the “Valuation Committee”) subject to the Board’s oversight. The composition of this Valuation Committee may change from time to time. The Valuation Committee follows fair valuation guidelines as set forth in the Pricing and Valuation Procedures to make fair value determinations on all securities and assets for which market quotations are unavailable or unreliable. For portfolio securities fair valued by the Valuation Committee, the Investment Manager checks fair value prices by comparing the fair value of the security with values that are available from other sources (if any). The Investment Manager compares the fair value of the security to the next-day opening price or next actual sale price, when applicable. The Investment Manager documents and reports to the Valuation Committee such comparisons when they are made. The Valuation Committee reports such comparisons to the Board at their regularly scheduled meetings. The Board retains the responsibility for periodic review and consideration of the appropriateness of any fair value pricing methodology established or implemented for the Fund. Fair value pricing methods, Pricing and Valuation Procedures and pricing services can change from time to time as approved by the Board, and may occur as a result of look-back testing results or changes in industry best practices.

There can be no assurance, however, that a fair value price used by the Fund on any given day will more accurately reflect the market value of a security than the market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing may deter shareholders from trading Fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities – Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Pricing and Valuation Procedures.

14

Steben Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
September 30, 2015 (Unaudited)

Foreign Equity Securities – If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Fund may fair value a security if certain events occur between the time trading ends on a particular security and the Fund’s NAV calculation. The Fund may also fair value a particular security if the events are significant and make the closing price unreliable. If an issuer-specific event has occurred that the Investment Manager determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Investment Manager also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of the Fund’s shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy.

Fixed Income Securities – Government bonds, corporate bonds, asset-backed bonds, municipal bonds and convertible securities, including high yield or junk bonds, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Pricing and Valuation Procedures. Fixed income securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term Securities – The amortized cost method of security valuation is used by the Fund (as set forth in Rule 2a-7 under the 1940 Act) for short-term investments (investments that have a maturity date of 60 days or less), and are categorized in Level 1 or Level 2 of the fair value hierarchy. The amortized cost of an instrument is determined by valuing it at cost as of the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity. Amortized cost approximates fair value.

Futures and Options – Futures and options are valued on the basis of market quotations, if available. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Pricing and Valuation Procedures.

Swaps – Swap contracts are valued using the closing prices of the underlying reference entity or the closing value of the underlying reference index. To the extent that a counterparty does not provide a value of the swap, the Investment Manager may provide a price based on the aggregate value of each managed account for which the swap provides exposure to the performance of selected Trading Advisors, net of applicable fees and expenses under the swap. The value of a managed account is provided by each Trading Advisor as of the same time the counterparty would have otherwise provided a price for the swap.

Investment Companies, Investment Pools and ETFs – Investments in other investment companies and Investment Pools are valued at their reported net asset value. In addition, investments in ETFs are valued on the basis of market quotations, if available.

15

Steben Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
September 30, 2015 (Unaudited)

The following table summarizes the Fund’s consolidated investments and swap contracts as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$-	$46,230,643	$-	$46,230,643
U.S. Government Note/Bond	-	1,150,075	-	1,150,075
Total Long-Term Investments	$-	$47,380,718	$-	$47,380,718

Short-Term Investments
Commercial Paper	$-	$12,827,865	$-	$12,827,865
Money Market Fund	706,270	-	-	706,270
U.S. Government Notes/Bonds	-	3,665,685	-	3,665,685
Total Short-Term Investments	$706,270	$16,493,550	$-	$17,199,820

Total Investments	$706,270	$63,874,268	$-	$64,580,538

Swap Contracts*
Long Total Return Swap Contracts	$-	$4,367,770	$-	$4,367,770
Total Swap Contracts	$-	$4,367,770	$-	$4,367,770

*Swap contracts are derivative instruments not reflected in the consolidated schedule of investments, which are presented at the unrealized appreciation on the instrument.

The Fund discloses transfers between levels based on valuations at the end of the reporting period. During the six months ended September 30, 2015, there were no transfers in or out of Level 1, Level 2 or Level 3 of the fair value hierarchy.

c.	Investment Strategies |

Investment Pools. Each Investment Pool is managed on a discretionary basis by a third-party Trading Advisor pursuant to such Trading Advisor’s managed futures program. Investment Pools may be commodity pools or unregistered investment companies commonly referred to as hedge funds. They may be domiciled onshore in the U.S. or offshore outside of the U.S. Although some Investment Pools may be publicly offered or traded, many offer their securities through private placements without registration with the Securities and Exchange Commission (“SEC”). Most Investment Pools do not trade in the secondary market and, therefore, may have limited liquidity. Investment Pools are not mutual funds, and in most circumstances, do not have any limits on the amount of leverage in their underlying portfolios.

The Investment Pools use a form of leverage often referred to as “notional funding” - that is the nominal trading level for an Investment Pool will exceed the cash deposited in its trading accounts. For example, if the general partner or manager of an Investment Pool wants the Investment Pool to trade a $100,000,000 portfolio (nominal trading level) the Investment Pool’s margin requirement may be $15,000,000. The Investment Pool can either deposit $100,000,000 to “fully fund” the account or can deposit only a portion of the $100,000,000, provided that the amount deposited meets the account’s ongoing minimum margin requirements. The difference between the amount of cash deposited in the account and the nominal trading level of the account is referred to as notional funding. The use of notional funding (i.e., leverage) will increase the volatility of the Investment Pools. In addition, the leverage may make the Investment Pool subject to more frequent margin calls. Being forced to raise cash at inopportune times to meet margin calls may prevent the Trading Advisors in the Investment Pools from making investments they consider optimal. Cash deposited in the trading account for each Investment Pool will be available to meet the margin requirements of any share class of the Investment Pool. However, additional funds to meet margin calls are available only to the extent of the Investment Pool’s assets and not from the SMFCF or the Fund.

16

Steben Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
September 30, 2015 (Unaudited)

For managing Investment Pool assets, Trading Advisors receive a management fee between 1.0% and approximately 2.0% of an Investment Pool’s assets. They also receive a performance fee that generally ranges from 10% to 30% of the Investment Pool’s returns. Accordingly, the Fund may indirectly pay a performance fee to a Trading Advisor with positive investment performance, even if the Fund’s overall returns are negative. Investment Pool management fees are typically based on the notional trading level and not the cash deposited in the trading account.

As of September 30, 2015, the Fund did not invest directly in any Investment Pools.

Swaps. The Swap that the Fund utilized during the period has returns linked to the returns of Investment Pools managed by Trading Advisors. The Swap is based on a notional amount agreed upon by the Investment Manager and the counterparty. The Investment Manager may add or remove exposure to the Investment Pools managed by Trading Advisors from the Swap or adjust the Swap’s notional exposure among the Investment Pools managed by Trading Advisors. The Swap is designed to provide the Fund exposure to the performance of selected Trading Advisors and such performance will reflect the deduction of any Trading Advisor management and performance fees based on the notional amount invested in the Swap. The value of a Swap is calculated by the counterparty to the Swap and includes a deduction for fees of the counterparty as well as management and performance fees of the Trading Advisors. The management fees paid by the counterparty to the Trading Advisors will represent between 0% and approximately 2.5% of the Fund’s investment in the Swap. Performance fees will range from 10% to 30% of the Swap’s returns and are computed without regard to the performance of other Trading Advisors. Accordingly, the Fund may indirectly pay a performance fee to a Trading Advisor with positive investment performance, even if the Fund’s overall returns are negative. The Fund does not invest more than 25% of its assets with any one Swap counterparty. Managed futures style investments will be made without restriction as to issuer capitalization, country or currency.

d.     Security Transactions and Investment Income Recognition | Purchases and sales of securities are recorded on a trade-date basis. For investments in securities, interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date. Realized gains or losses on the disposition of investments are accounted for based on the specific identification method. Investments that are held by the Fund are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the consolidated statement of operations.

e.     Federal Income Taxes | The Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) by complying with provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to make distributions from net investment income and from realized capital gains sufficient to relieve it from all, or substantially all, federal and excise taxes. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management has reviewed all open tax years and major jurisdictions and concluded that no provision for income tax would be required in the Fund’s financial statements. The Fund’s Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The SMFCF is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the SMFCF’s income. Net investment loss of the SMFCF cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

17

Steben Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
September 30, 2015 (Unaudited)

As of March 31, 2015, the tax cost of securities and components of distributable earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$62,615,036
Gross tax unrealized appreciation	32,345
Gross tax unrealized depreciation	(39,710)
Net tax unrealized depreciation	(7,365)
Undistributed ordinary income	8,916,133
Other accumulated unrealized appreciation	1,706,942
Total distributable earnings	$10,615,710

At March 31, 2015, the Fund had no capital loss carry forwards.

Under current law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as “qualified late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year.

The Fund had no deferred losses at March 31, 2015.

The Fund made no distributions during the six months ended September 30, 2015 or during the fiscal year ended March 31, 2015.

f.     Use of Estimates | The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported income and expense during the reporting period. Actual results could differ from those estimates and such differences may be significant.

g.     Indemnifications | Under the Fund’s organizational documents, the Fund’s Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts with service providers, which also provide for indemnifications by the Fund. The Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Fund.

h.     Organization and Offering Costs | Organizational expenses consist primarily of costs to establish the Fund and enable it to legally conduct business. Under an operating services agreement (the “Operating Services Agreement”), the Investment Manager shall pay all expenses incurred by the Fund in connection with the organization and offering of shares of the Fund. These expenses may not be recouped by the Investment Manager.

i.     Fund Expenses | Pursuant to the Operating Services Agreement with the Fund, the Investment Manager has contractually agreed to pay all of the Fund’s ordinary operating expenses so long as Steben & Company, Inc. remains the Investment Manager, including the Fund’s organizational and offering expenses but not the following Fund expenses: fees for advisory services; all fees and expenses directly related to portfolio transactions and positions for the Fund’s account such as direct and indirect expenses associated with the Fund’s investments and enforcing the Fund’s rights in respect of such investments; brokerage commissions; interest and fees on any borrowings by the Fund; taxes and governmental fees (including tax preparation fees); acquired fund fees and expenses; shareholder servicing fees, expenses which the Fund is authorized to pay pursuant to Rule 12b-l under the 1940 Act or fees pursuant to any services agreement with the Investment Manager; and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trustees and officers with respect thereto. The Operating Services Agreement may be terminated at any time by the Board. See Note 5 – Related Party Transactions.

18

Steben Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
September 30, 2015 (Unaudited)

U.S. Bancorp Fund Services, LLC provides accounting, administrative and transfer agency services to the Fund. U.S. Bank, N.A. provides custodian services to the Fund.

j.      Dividends and Distributions to Shareholders | Typically, the Fund distributes all or substantially all of its net investment income and net capital gains to its shareholders every year. The Fund distributes dividends from its net investment income to its shareholders annually. Net investment income generally consists of dividends and interest income received on investments, less expenses.

The dividends received from the Fund generally will be taxed as ordinary income. A portion of those dividends may be eligible for the maximum federal income tax rates applicable to “qualified dividend income” distributed to individual and certain other non-corporate shareholders who satisfy certain holding period and other restrictions with respect to their Fund shares.

The Fund also distributes net capital gains and net gains from foreign currency transactions, if any, to its shareholders, normally once a year. The Fund generates capital gains when it sells assets in its portfolio for profit. Capital gain distributions are taxed differently depending on how long the Fund held the asset(s) that generated the gain. Distributions of net capital gains recognized on the sale of assets held for one year or less are taxed as ordinary income; distributions of net capital gains recognized on the sale of assets held longer than one year are taxed at the maximum federal income tax rates. Generally, Fund distributions are taxable in the year received. However, any distributions that are declared in October, November or December but paid in January generally are taxable as if received on December 31.

The Fund’s distributions of dividends and net capital gains are automatically reinvested in additional shares of the distributing class at NAV (without sales charge) unless the shareholder opts to take distributions in cash, in the form of a check. Shareholders may change their distribution option either in writing or by calling the transfer agent at any time. Any change will be effective for distributions with a record date 5 calendar days from the date of the change.

k.     Counterparty, Credit and Market Risk | The Swaps in which the Fund invests will be off-exchange transactions. Therefore, in those instances in which the Fund enters into such transactions, the Fund will be subject to the risk that its counterparty will be unable or unwilling to perform its obligations under the transactions and that the Fund will sustain losses. Over-the-counter (“OTC”) and off-exchange transactions have greater liquidity risk, and often do not have liquidity beyond the counterparty to the instrument. In general, there is less government regulation and supervision of transactions in the OTC markets or off-exchange than of transactions entered into on organized exchanges. Furthermore, if any futures commission merchant, broker-dealer, or financial institution holding the Fund’s assets were to become bankrupt or insolvent, it is possible that the Fund would be able to recover only a portion, or in certain circumstances, none of its assets held by such bankrupt or insolvent entity.

The risk that an issuer, guarantor or liquidity provider of an instrument (including the counterparty to an OTC position) held by the Fund will be unable or unwilling to perform its obligations is considered credit risk. It includes the risk that one or more of the securities will be downgraded by a credit rating agency; generally, lower rated issuers have higher credit risks. Credit risk also includes the risk that an issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its payment or repurchase obligation, as the case may be. Credit risk generally is inversely related to credit quality. To the extent that the Fund invests in derivative or other over-the-counter transactions, including forward contracts, the Fund may be exposed to a credit risk with respect to the parties with whom it trades and may also bear the risk of settlement default. These risks may differ materially from those entailed in exchange-traded transactions, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections and expose the parties to the risk of counterparty default.

19

Steben Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
September 30, 2015 (Unaudited)

The market value of a security or instrument may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as “volatility,” may cause a security or instrument to be worth less than it was worth at an earlier time. Recent turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers, which may have an adverse effect on the Fund. Market risk may affect a single issuer, industry, commodity, sector of the economy, or the market as a whole. Market risk is common to most investments – including stocks, bonds, derivatives and commodities, and the mutual funds that invest in them. The risk of bonds can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.

l.     CFTC Regulation | The Dodd-Frank Act requires the SEC and the Commodity Futures Trading Commission (“CFTC”) to establish new regulations with respect to derivatives defined as security-based swaps (e.g., derivatives based on an equity) and swaps (e.g., derivatives based on a broad-based index or commodity), respectively, and the markets in which these instruments trade. In addition, it subjected all security-based swaps and swaps to SEC and CFTC jurisdiction, respectively.

Historically, advisers to registered investment companies trading commodity interests (such as futures contracts, options on futures contracts, non-deliverable forwards, and swaps), have been able to claim exclusion from registration as commodity pool operators (“CPO”s) pursuant to CFTC Regulation 4.5. In February 2012, the CFTC adopted substantial amendments to that regulation. The Investment Manager is registered with the CFTC as a CPO under the Commodity Exchange Act and serves as a registered CPO with respect to the Fund. CPO registration and regulation will increase the regulatory requirements to which the Fund is subject and are expected to increase costs for the Fund. The CFTC has proposed amendments to its regulations governing CPOs that are intended to harmonize regulatory requirements that will apply to funds that are subject to investment company regulation by the SEC, to which the Fund is already subject, and CPO regulation by the CFTC. The SEC is reviewing its current guidance on the use of derivatives by registered investment companies, such as the Fund, and may issue new guidance. It is not clear whether or when such new guidance will be published or what the content of such guidance may be.

The Fund and SMFCF have filed for an exemption with the National Futures Association under Rule 4.12(c)(3) of the CFTC Regulations.

3.	Derivative Instruments

During the six months ended September 30, 2015, the Fund invested in Derivative Instruments such as swap contracts and may invest in futures contracts and forward currency contracts in order to pursue its managed futures strategy. Such investments are not for hedging purposes.

The Fund’s market risk related to its derivatives trading is influenced by a wide variety of factors, including overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as supply and demand, drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

Derivative Instruments can be highly volatile, illiquid and difficult to value, and changes in the value of these instruments held directly or indirectly by the Fund may not correlate with the underlying instrument or the Fund’s other investments. Futures, forward currency and options contracts may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security, index or currency which will increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. There may not be a liquid secondary market for the futures contracts. Price valuations or market movements of options may not justify purchasing put options or, if purchased, the options may expire unexercised, resulting in a loss of the premium paid for the options. There are additional risks associated with Derivative Instruments that are possibly greater than the risks associated with investing directly in the underlying instruments, including leveraging risk and counterparty credit risk. A small investment in a Derivative Instrument could have a potentially large impact on the Fund’s performance.

20

Steben Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
September 30, 2015 (Unaudited)

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund's consolidated statement of assets and liabilities and statement of operations. The fair value of swap contracts are recorded in the Fund's consolidated statement of assets and liabilities as net unrealized gain on swap contracts or net unrealized loss on swap contracts and net unrealized appreciation of swap contracts or net unrealized depreciation of swap contracts.

Since the derivatives held long or short are for speculative trading purposes, the Derivative Instruments are not designated as hedging instruments. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open contracts from the preceding period, are recognized as part of realized and unrealized gain (loss) in the Fund's consolidated statement of operations.

At September 30, 2015, the Fund held a swap contract which is not subject to a master netting agreement. As the table below illustrates, no positions are netted in these financial statements.

Assets				Gross Amounts not Offset in the Consolidated Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
Swap Contracts	$4,367,770	$-	$4,367,770	$-	$-	$4,367,770
Total	$4,367,770	$-	$4,367,770	$-	$-	$4,367,770

The following table presents the fair value of consolidated open swap contracts for the Fund at September 30, 2015 as presented on the Fund's consolidated statement of assets and liabilities.

			Net Unrealized Gain (Loss)
	Fair Value		on Open
Swap Contracts	Assets	Liabilities	Positions
Long Total Return Swap Contracts:
SMFCF	$4,367,770	$-	$4,367,770

The following table presents the trading results of the derivative trading and information related to the volume of the Fund for the six months ended September 30, 2015. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Fund's consolidated statement of operations.

21

Steben Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
September 30, 2015 (Unaudited)

	Gain (Loss) from Trading
	Net Realized	Net Change in Unrealized
Swap Contracts	$-	$(7,117,236)

The average monthly notional amount of the swap contracts for the six months ended September 30, 2015 for the Fund was $100,766,622.

Please refer to the Fund's prospectus for a full listing of risks associated with these investments.

4.	Investment Transactions

For the six months ended September 30, 2015, the aggregate cost of security purchases and the proceeds from security sales (excluding short-term investments and U.S. Government obligations) were $22,107,586 and $14,018,748, respectively.

For the six months ended September 30, 2015, purchases and sales of U.S. Government obligations were $949,740 and $0, respectively.

5.	Related Party Transactions

a.     Investment Management Fee | The Board is authorized to engage an investment adviser and it has selected Steben & Company, Inc. to manage the Fund’s portfolio and operations, pursuant to an investment management agreement (the “Investment Management Agreement”). The Investment Manager is a Maryland corporation that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Investment Manager is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Fund’s investment program subject to the ultimate supervision of the Board.

Under the terms of the Investment Management Agreement, the Investment Manager is entitled to receive a management fee at an annualized rate, based on the average daily net assets of the Fund of 1.25%, accrued daily and payable monthly. For the six months ended September 30, 2015, the Fund incurred $518,712 in management fees.

b.     Investment Subadvisory Fee | Under the terms of an investment subadvisory agreement (the “Investment Subadvisory Agreement”) between the Investment Manager, the Sub-Adviser and the Fund, the Sub-Adviser is entitled to receive, on a quarterly basis, an annual subadvisory fee on the fixed income portion of the Fund’s average daily net assets at an annualized rate of: 0.10% on assets from $250 million up to $400 million; 0.09% on assets from $400 million up to $500 million; and 0.08% on assets above $500 million. The Sub-Adviser is paid by the Investment Manager, not the Fund.

c.     Operating Services Fee | The Fund will pay to the Investment Manager, as compensation for the services provided by the Investment Manager and its agents under the Operating Services Agreement, an annualized fee of 0.50%, which is paid monthly, based on the average daily net assets of the Fund. For the six months ended September 30, 2015, the Fund incurred $207,485 in operating services fees.

22

Steben Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
September 30, 2015 (Unaudited)

d.     Distribution Fee | The Fund has entered into a distribution agreement (the “Distribution Agreement”) with Foreside Fund Services, LLC (the “Distributor”). Class A, Class C and Class N shareholders will pay Rule 12b-1 fees to the Distributor at the annual rate of 0.25%, 1.00% and 0.25%, respectively of average daily net assets and Class I shareholders will pay no 12b-1 fees. For the six months ended September 30, 2015, the Fund incurred $2,993 in distribution fees for Class A shares, $3,580 in Class C shares and $6,062 in Class N shares.

6.	Compensation for Trustees

The independent Trustees are paid annual compensation for service on the Board and its Committees for the portfolios overseen in the complex of funds advised by the Investment Manager (“SCI Advised Funds”) in an annual amount of $15,000 each. Such compensation encompasses attendance and participation at Board and Committee meetings, including telephonic meetings, if any. There are currently two independent Trustees. The Audit Committee Chairman and the Audit Committee Financial Expert also receives an annual amount of $15,000. In the interest of recruiting and retaining independent Trustees of high quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate. In addition, through the Operating Services Agreement, the Investment Manager reimburses each independent Trustee for travel and other expenses incurred in connection with attendance at such meetings. Other Officers (apart from the CCO) and Trustees of the Fund who are “interested persons” by virtue of their affiliation with the Investment Manager receive no compensation in such role.

7.	Capital Share Transactions

At September 30, 2015, there were an unlimited number of shares of beneficial interest authorized. The following table summarizes the activity in shares and dollar amounts applicable to each class of the Fund:

Steben Managed Futures Strategy Fund - Class A	Six Months Ended September 30, 2015		For the Period Ended March 31, 2015*
	Shares	Amount	Shares	Amount
Shares Sold	135,244	$1,516,852	145,672	$1,643,665
Shares Redeemed	(65,449)	(692,858)	(1,600)	(17,949)
Net Increase	69,795	$823,994	144,072	$1,625,716
Beginning Shares	144,072		-
Ending Shares	213,867		144,072

Steben Managed Futures Strategy Fund - Class C	Six Months Ended September 30, 2015		For the Period Ended March 31, 2015*
	Shares	Amount	Shares	Amount
Shares Sold	50,363	$563,934	32,223	$363,449
Shares Redeemed	(2,584)	(28,332)	(90)	(1,012)
Net Increase	47,779	$535,602	32,133	$362,437
Beginning Shares	32,133		-
Ending Shares	79,912		32,133

23

Steben Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
September 30, 2015 (Unaudited)

Steben Managed Futures Strategy Fund - Class I	Six Months Ended September 30, 2015		For the Period Ended March 31, 2015*
	Shares	Amount	Shares	Amount
Shares Sold	877,375	$9,758,661	6,719,378	$68,531,142
Shares Redeemed	(709,656)	(7,904,871)	(48,209)	(540,879)
Net Increase	167,719	$1,853,790	6,671,169	$67,990,263
Beginning Shares	6,681,169		10,000
Ending Shares	6,848,888		6,681,169

Steben Managed Futures Strategy Fund - Class N	Six Months Ended September 30, 2015		For the Period Ended March 31, 2015*
	Shares	Amount	Shares	Amount
Shares Sold	270,079	$3,032,011	328,431	$3,718,574
Shares Redeemed	(82,674)	(924,264)	(13,317)	(153,906)
Redemption Fees	-	21	-	-
Net Increase	187,405	$2,107,768	315,114	$3,564,668
Beginning Shares	315,114		-
Ending Shares	502,519		315,114

Steben Managed Futures Strategy Fund
Total Net Increase		$5,321,154		$73,543,084

* All share classes commenced operations on April 1, 2014.

8.	Subsequent Events

The Fund has adopted financial reporting rules regarding subsequent events, which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred subsequent to September 30, 2015 that would require adjustment to or additional disclosure in these financial statements.

On November 16, 2015, the Board of the Fund approved, subject to shareholder approval, an Amended Investment Advisory Agreement (“Amended Agreement”) between the Trust, on behalf of the Fund and the Investment Manager, the Fund’s investment adviser. As per the terms of the Amended Agreement, the Investment Manager is seeking to increase the investment advisory fee rate paid by the Fund from 1.25% to 1.75% to permit the Investment Manager to contract directly with multiple sub-advisers to manage direct trading accounts for the Fund. Such change will allow the Fund to eliminate its exposure to swaps that currently indirectly provide returns linked to the returns of pooled investment vehicles operated by trading advisers using managed futures programs. If approved by Fund shareholders, the Fund will transition to direct trading accounts, which is expected to result in: a decline in overall net expenses of the Fund; the Fund no longer indirectly paying for trading advisory management and incentive fees as well as fees to the counterparty of the swaps; increased tax efficiencies of Fund transactions; and full transparency of sub-advisers’ trading. The Investment Manager will pay the sub-advisers directly out of the Investment Manager’s advisory fee, which would be limited to 1.75% under the Amended Agreement.

24

Steben Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
September 30, 2015 (Unaudited)

A Special Meeting of Shareholders of the Fund will be held on December 17, 2015, for the purpose of approving or not approving the Amended Agreement. If approved by Fund shareholders at the meeting, the Fund anticipates that the transition to direct trading accounts would occur during the first quarter of 2016.

25

Steben Managed Futures Strategy Fund
Consolidated Financial Highlights

Steben Managed Futures Strategy Fund - Class A

Consolidated Financial Highlights

Selected Data and Ratios (for a share outstanding throughout each period)

	Six Months ended September 30, 2015[1] (Unaudited)	Period from April 1, 2014 (commencement of operations) through March 31, 2015[1]

Per Share
Net asset value, beginning of period	$11.73	$10.00
Income (loss) from investment operations:
Net investment loss[2]	(0.08)	(0.18)
Net realized and unrealized gain (loss)	(1.05)	1.91
Total from Investment Operations	(1.13)	1.73
Net Asset Value, End of Period	$10.60	$11.73

Total Investment Return[3]	-9.63%	17.32%

Net Assets, End of Period, in Thousands	$2,267	$1,690

Ratios/Supplemental Data:
Ratio of expenses to average net assets	2.00%[4]	2.00%[4]
Ratio of net investment loss to average net assets	(1.47)%[4]	(1.61)%[4]
Portfolio turnover rate[5]	21.98%	11.40%

1 All ratios have been annualized except total investment return.

2 Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.

3 Total investment return excludes the effect of applicable sales charges.

4 Ratios do not include the income and expenses of the CTAs included in the swap.

5 Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

The accompanying notes are an integral part of these consolidated financial statements.

26

Steben Managed Futures Strategy Fund
Consolidated Financial Highlights

Steben Managed Futures Strategy Fund - Class C

Consolidated Financial Highlights

Selected Data and Ratios (for a share outstanding throughout each period)

	Six Months ended September 30, 2015[1] (Unaudited)	Period from April 1, 2014 (commencement of operations) through March 31, 2015[1]

Per Share
Net asset value, beginning of period	$11.65	$10.00
Income (loss) from investment operations:
Net investment loss[2]	(0.12)	(0.26)
Net realized and unrealized gain (loss)	(1.04)	1.91
Total from Investment Operations	(1.16)	1.65
Net Asset Value, End of Period	$10.49	$11.65

Total Investment Return[3]	-9.96%	16.52%

Net Assets, End of Period, in Thousands	$838	$374

Ratios/Supplemental Data:
Ratio of expenses to average net assets	2.75%[4]	2.75%[4]
Ratio of net investment loss to average net assets	(2.22)%[4]	(2.36)%[4]
Portfolio turnover rate[5]	21.98%	11.40%

1 All ratios have been annualized except total investment return.

2 Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.

3 Total investment return excludes the effect of applicable sales charges.

4 Ratios do not include the income and expenses of the CTAs included in the swap.

5 Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

The accompanying notes are an integral part of these consolidated financial statements.

27

Steben Managed Futures Strategy Fund
Consolidated Financial Highlights

Steben Managed Futures Strategy Fund - Class I

Consolidated Financial Highlights

Selected Data and Ratios (for a share outstanding throughout each period)

	Six Months ended September 30, 2015[1] (Unaudited)	Period from April 1, 2014 (commencement of operations) through March 31, 2015[1]

Per Share
Net asset value, beginning of period	$11.75	$10.00
Income (loss) from investment operations:
Net investment loss[2]	(0.07)	(0.15)
Net realized and unrealized gain (loss)	(1.05)	1.90
Total from Investment Operations	(1.12)	1.75
Net Asset Value, End of Period	$10.63	$11.75

Total Investment Return[3]	-9.53%	17.49%

Net Assets, End of Period, in Thousands	$72,784	$78,498

Ratios/Supplemental Data:
Ratio of expenses to average net assets	1.75%[4]	1.75%[4]
Ratio of net investment loss to average net assets	(1.22)%[4]	(1.36)%[4]
Portfolio turnover rate[5]	21.98%	11.40%

1 All ratios have been annualized except total investment return.

2 Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.

3 Total investment return excludes the effect of redemption fees.

4 Ratios do not include the income and expenses of the CTAs included in the swap.

5 Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

The accompanying notes are an integral part of these consolidated financial statements.

28

Steben Managed Futures Strategy Fund
Consolidated Financial Highlights

Steben Managed Futures Strategy Fund - Class N

Consolidated Financial Highlights

Selected Data and Ratios (for a share outstanding throughout each period)

	Six Months ended September 30, 2015[1] (Unaudited)	Period from April 1, 2014 (commencement of operations) through March 31, 2015[1]

Per Share
Net asset value, beginning of period	$11.73	$10.00
Income (loss) from investment operations:
Net investment loss[2]	(0.08)	(0.18)
Net realized and unrealized gain (loss)	(1.05)	1.91
Total from Investment Operations	(1.13)	1.73
Net Asset Value, End of Period	$10.60	$11.73

Total Investment Return[3]	-9.63%	17.31%

Net Assets, End of Period, in Thousands	$5,325	$3,697

Ratios/Supplemental Data:
Ratio of expenses to average net assets	2.00%[4]	2.00%[4]
Ratio of net investment loss to average net assets	(1.47)%[4]	(1.61)%[4]
Portfolio turnover rate[5]	21.98%	11.40%

1 All ratios have been annualized except total investment return.

2 Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.

3 Total investment return excludes the effect of redemption fees.

4 Ratios do not include the income and expenses of the CTAs included in the swap.

5 Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

The accompanying notes are an integral part of these consolidated financial statements.

29

Steben Managed Futures Strategy Fund
Understanding Your Ongoing Costs
September 30, 2015 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2015 through September 30, 2015).

Actual Expenses

The actual return rows in the following table provide information about account values based on actual returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  The only transaction fees you may be required to pay are for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. These fees are assessed on all accounts, as applicable. If you request that a redemption be made by wire transfer, currently the Fund’s transfer agent charges a $15.00 fee. The Fund’s transfer agent charges a transaction fee of $25.00 on returned checks and stop payment orders. If you paid a transaction fee, you would add the fee amount to the expenses paid on your account this period to obtain your total expenses paid.

Hypothetical Example for Comparison Purposes

The hypothetical return columns in the following table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A transaction fee of $15.00 may be assessed on outgoing wire transfers and a transaction fee of $25.00 may be assessed on returned checks and stop payment orders. To include this fee in the calculation, you would add the estimated transaction fee to the hypothetical expenses shown in the table. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the transaction fees discussed above. Therefore, those columns are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

30

Steben Managed Futures Strategy Fund
Understanding Your Ongoing Costs
September 30, 2015 (Unaudited)

Actual vs Hypothetical Returns

Actual vs. Hypothetical returns for the Six Months Ended September 30, 2015 (Unaudited)

	Fund's Annualized Consolidated Expense Ratio	Beginning Value April 1, 2015	Ending Account Value September 30, 2015	Consolidated Expenses Paid During Period[1]
Steben Managed Futures Strategy Fund - Class A
Actual	2.00%	$1,000.00	$903.70	$9.52
Hypothetical[2]	2.00%	$1,000.00	$1,015.00	$10.08

Steben Managed Futures Strategy Fund - Class C
Actual	2.75%	$1,000.00	$900.40	$13.07
Hypothetical[2]	2.75%	$1,000.00	$1,011.25	$13.83

Steben Managed Futures Strategy Fund - Class I
Actual	1.75%	$1,000.00	$904.70	$8.33
Hypothetical[2]	1.75%	$1,000.00	$1,016.25	$8.82

Steben Managed Futures Strategy Fund - Class N
Actual	2.00%	$1,000.00	$903.70	$9.52
Hypothetical[2]	2.00%	$1,000.00	$1,015.00	$10.08

[1]	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days and divided by 366 to reflect the period April 1, 2015 through September 30, 2015.
[2]	Hypothetical assumes a 5% return.

31

Steben Managed Futures Strategy Fund
Renewal of Investment Advisory and Subadvisory Agreements
(Unaudited)

Overview | At a meeting held on September 10, 2015, the Board of Trustees for the Steben Alternative Investment Funds (“SAIF”) on behalf of the Steben Managed Futures Strategy Fund (the “Fund”), including its independent Trustees, approved for renewal investment advisory agreement between SAIF and Steben & Company, Inc. (“Steben”) through September 30, 2016. The Board also approved for renewal at this Meeting a subadvisory agreement (“Subadvisory Agreement”) between Steben and Principal Global Investors, LLC (“Subadviser” or “PGI”) as the investment sub-adviser for SAIF on behalf of the Fund. Collectively, the Advisory Agreement and the Subadvisory Agreement are referred to herein as the “Agreements.”

In preparation for review of the Agreements, the Board requested Steben and Subadviser provide substantial and detailed information which the Board determined are reasonably necessary to evaluate the Agreements. Steben and Subadviser provided information relevant to the approval of the Agreements, including: (1) the nature and extent of the advisory and other services provided to the Fund; (2) the firm’s experience and personnel; (3) firm’s financial condition; (4) comparison of the performance of each firm’s similarly managed accounts versus peer group and/or representative indices; (5) the advisory fee rates for the Fund and a comparison with fee rates charged to other clients; and (6) benefits realized by the firm. The Board also received regular presentations by the portfolio management and research and due diligence teams addressing Steben’s and PGI’s investment philosophies, investment strategies, performance, risk management, due diligence, personnel and operations as they relate to the Fund.

The Trustees used this information, as well as other information that Steben, Subadviser and other service providers submitted to the Board, to help them decide whether to approve the Agreements through September 30, 2016. The Board posed questions to various management personnel of Steben regarding certain key aspects of the materials submitted in support of the approval of the Agreements. The Board also received a detailed memorandum from K&L Gates, counsel to the independent Trustees, regarding the responsibilities of the Board members in connection with their consideration of the Agreements.

With respect to the approval of the Agreements, the Board considered the overall fairness of the Agreements and factors it deemed relevant with respect to the Fund, including, but not limited to: (1) the nature, extent and quality of services provided to the Fund; (2) comparison of the performance of each firm’s similarly managed accounts versus peer group and/or representative indices; (3) the costs of the services provided to the Fund and the expected profits and losses to be realized by Steben from its relationship with the Fund; (4) the extent to which economies of scale are realized as the Fund grow; (5) whether the level of fee rates reflects those economies of scale for the benefit of Fund investors; (6) comparisons of services and fees with contracts entered into by Steben and PGI with other clients (such as pension funds and other institutional investors); and (7) any other benefits derived by Steben and PGI from its relationship with the Fund.

As discussed below, the Board considered many factors and a significant amount of information in evaluating whether the Agreements and the fees provided therein with respect to the Fund should be approved. The Board was advised by independent legal counsel with respect to its deliberations regarding the approval of the Agreements. The discussion below is not intended to be all-inclusive or intended to touch on every fact that the Board took into consideration regarding the approval of the Agreements. The determination to approve the Agreements was made on the basis of each Trustee’s business judgment after consideration of all the information presented. It is important to recognize that individual Trustees may have given different weight to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

32

Steben Managed Futures Strategy Fund
Renewal of Investment Advisory and Subadvisory Agreements
(Unaudited)

Nature, Extent and Quality of Advisory Services | With respect to the renewal of each Agreement, the Board considered the services historically provided by Steben and PGI to the Fund and its shareholders, as applicable. The Board evaluated the services provided by Steben and took into account the Board’s knowledge and familiarity gained as Board members, including the scope and quality of Steben’s investment management capabilities in selecting commodity trading advisors as well as allocating assets across various hedge funds and commodity trading advisors. The Board also noted Steben’s robust due diligence process and team to evaluate commodity trading advisors. In this connection, the Board considered information regarding the background and experience of key investment personnel; Steben’s focus on complex asset categories; Steben’s experience as a sponsor of multi-manager alternative investment products; the depth and experience Steben personnel have in investment and operational due diligence; Steben’s investment process, risk management, analysis and monitoring of commodity trading advisors; Steben’s significant compliance and tax reporting effort; and Steben’s oversight of sales. The Board also considered financial information regarding Steben.

The Board considered that Steben is responsible for oversight of compliance with the Fund’s policies and objectives, oversight of the Fund’s compliance with applicable law, and implementation of Board directives as they relate to the Fund. The Board noted that Steben oversees and interacts with the Fund’s service providers.

With respect to the approval of the Subadvisory Agreement, the Board considered the level of staffing, quality, background and experience of the Subadviser’s investment personnel responsible for managing SAIF, the size of the Subadviser and the Subadviser’s ability to continue to attract and retain qualified investment personnel. The Board also considered the adequacy of the resources committed to SAIF by the Subadviser, and whether those resources were commensurate with the needs of SAIF and are sufficient to sustain appropriate levels of performance and compliance needs. In this regard, the Board considered the financial stability of the Subadviser. The Board also considered the Subadviser’s representations regarding its compliance program and code of ethics.

The Board concluded that the nature, extent and quality of the management and advisory service provided by the Adviser and Subadviser were appropriate and thus supported a decision to renew each Agreement.

Investment Performance | With respect to the Fund, the Board considered the performance of the Fund, comparable funds and its benchmark index. The Board gave appropriate consideration to performance reports and discussions with Steben at Board meetings throughout the year. The Board evaluated the comparative information provided by Steben and the Subadviser and found such overall comparative results to be satisfactory.

Costs of Advisory Services and Level of Profitability | The Board considered (i) the costs of the services historically provided by Steben, (ii) the compensation and benefits received by Steben in providing services to the Fund, and (iii) its profitability. The Board considered the advisory fee rate payable by the Fund to Steben under the Agreement, comparisons to the advisory fee rates of comparable funds, comparisons to the fee rate Steben receives on its pooled funds, the expense ratio of the Fund and the expense ratio of comparable funds.

33

Steben Managed Futures Strategy Fund
Renewal of Investment Advisory and Subadvisory Agreements
(Unaudited)

In addition, the Board noted the operating services agreement between the Fund and Steben serves as a contractual expense limitation.

The Board evaluated Steben’s representation that it operates the Fund at a loss. The Board took into account the significant investment by and cost to Steben regarding service infrastructure to support the Fund and its investors.

In analyzing the cost of services for the Subadviser in connection with its subadvisory services to SAIF, the Board considered that Steben pays the Subadviser from its advisory fee rate and, thus, Steben negotiated at arms’ length. The Board noted that the Subadviser does not track profitability at a subadvisory fund level.

On the basis of the Board’s review of the fees charged by Steben and Subadviser for investment advisory, subadvisory and related services, the relatively unique, and highly specialized nature of the Fund’s investment program, Steben’s and Subadviser’s financial information, and the costs associated with managing the Fund, the Board concluded that the level of investment management and subadvisory fees is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the cap on expenses established by the operating services agreements.

Economies of Scale | While noting that the management fee rates will not decrease as the level of Fund assets increase, the Board concluded that the management fee rates are reasonable, reflect the Fund’s complex operations, and that the Fund is still in its three-year commencement period. The Board noted that it will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, as well as the appropriateness of advisory and subadvisory fees payable to Steben and Subadviser, in the future.

Benefits | In evaluating compensation, the Board considered other benefits realized by Steben and Subadviser from their relationship with the Fund. In this connection, the Board noted, among other things, that Steben receives compensation through the operating services agreements and pays all of the Fund’s operating expenses. The Board noted that Steben does not realize “soft dollar” benefits from its relationship with the Fund. The Board concluded that other benefits derived by Steben from its relationship with the Fund, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the Fund and its investors, and are consistent with industry practice and the best interests of the Fund and its shareholders.

Other Considerations | The Board determined that Steben has made a substantial commitment both to the recruitment and retention of high quality personnel, monitoring and investment decision-making and provision of investor service, and as well as the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.

34

Steben Managed Futures Strategy Fund
Additional Information
(Unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information on how the Fund voted proxies (if any) relating to portfolio securities during the most recent 12-month period ended June 30 after commencement of operations will be available on Form N-PX without charge by calling 1-800-726-3400, or on the SEC’s website at http://www.sec.gov.

Portfolio Holdings Disclosure

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q will be available on the SEC’s website at www.sec.gov, and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.

Privacy Policy

The Fund collects non-public information about you from the following sources:

• information we receive about you on applications or other forms;

• information you give us orally; and

• information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities. We also disclose that information is provided to unaffiliated third parties (such as to the investment adviser to the Fund, and to brokers and custodians) only as permitted by law and only as needed for them to assist us in providing agreed services to you. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with nonaffiliated third parties.

35

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s Chief Executive Officer and Chief Financial Officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable during the period.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Steben Alternative Investment Funds

By (Signature and Title):	/s/ Kenneth E. Steben
Kenneth E. Steben, Chief Executive Officer

Date:	December 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Kenneth E. Steben
Kenneth E. Steben, Chief Executive Officer

Date:	December 7, 2015

By (Signature and Title):	/s/ Carl Serger
Carl Serger, Chief Financial Officer

Date:	December 7, 2015